Stock-Based Compensation (Summary Of Company Stock Appreciation Rights (SARs) Activity) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended
	Feb. 28, 2012	Feb. 28, 2011	Feb. 28, 2010	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Stock Appreciation Rights [Member]	Dec. 31, 2011 Stock Appreciation Rights [Member]	Dec. 31, 2010 Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Outstanding, Beginning Balance						1,388,000	401,000
Granted, SARs	809,000	1,043,000	437,000			809,000	1,043,000	437,000
Exercised, SARs							(34,000)
Forfeited, SARs						(311,000)	(22,000)	(36,000)
SARs Outstanding, Ending Balance						1,886,000	1,388,000	401,000
Weighted Average Exercise SARs Outstanding, Beginning Balance						$ 19.96	$ 17.16
Exercisable, SARs Ending Balance						785,000
Granted, Weighted Average Exercise SARs						$ 17.64	$ 21.03	$ 17.16
Exercised , Weighted Average Exercise SARs							$ 19.49
Forfeited , Weighted Average Exercise SARs						$ 18.50	$ 20.18	$ 17.16
Weighted Average Exercise SARs Outstanding, Ending Balance						$ 19.21	$ 19.96	$ 17.16
Exercisable Weighted Average Exercise SARs Ending Balance						$ 19.46
Outstanding, Weighted Average Remaining Contractual Life (Years)						3 years 4 months 24 days	3 years 10 months 24 days	4 years 2 months 12 days
Exercisable, Weighted Average Remaining Contractual Life (Years)						3 years 2 months 12 days
Outstanding, Aggregate Intrinsic Value					$ 1
Exercisable, Aggregate Intrinsic Value